Intangible assets	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
Intangible assets	Intangible assets

								$ million
				2023				2022
	Exploration and appraisal expenditure[a]	Biogas rights agreements	Other intangibles	Total	Exploration and appraisal expenditure[a]	Biogas rights agreements	Other intangibles	Total
Cost
At 1 January	12,571	3,398	6,817	22,786	14,311	—	6,152	20,463
Exchange adjustments	—	—	144	144	—	—	(216)	(216)
Acquisitions[b]	—	—	130	130	—	3,398	194	3,592
Remeasurements of acquisition accounting[b]	—	(394)	—	(394)	—	—	—	—
Additions	1,058	23	799	1,880	894	—	831	1,725
Transfers to property, plant and equipment	(171)	—	—	(171)	(357)	—	—	(357)
Reclassified as assets held for sale	—	—	(6)	(6)	(9)	—	(7)	(16)
Deletions and disposals	(383)	(38)	(767)	(1,188)	(2,268)	—	(137)	(2,405)
At 31 December	13,075	2,989	7,117	23,181	12,571	3,398	6,817	22,786
Amortization
At 1 January	8,358	—	4,228	12,586	10,022	—	3,990	14,012
Exchange adjustments	—	—	79	79	—	—	(128)	(128)
Exploration expenditure written off	746	—	—	746	385	—	—	385
Charge for the year	—	106	642	748	—	—	491	491
Impairment losses	20	—	77	97	2	—	21	23
Impairment reversals	—	—	—	—	—	—	(3)	(3)
Reclassified as assets held for sale	—	—	(3)	(3)	(9)	—	(7)	(16)
Deletions and disposals	(377)	(1)	(685)	(1,063)	(2,042)	—	(136)	(2,178)
At 31 December	8,747	105	4,338	13,190	8,358	—	4,228	12,586
Net book amount at 31 December	4,328	2,884	2,779	9,991	4,213	3,398	2,589	10,200
Net book amount at 1 January	4,213	3,398	2,589	10,200	4,289	—	2,162	6,451
[a]For further information see Intangible assets within Note 1 and Note 8.
[b]    Primarily relates to the acquisition of Archaea Energy Inc. See Note 3 for further information.